FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain	Fair Value
December 31, 2022	U.S. Treasury Securities (Mature on 3/14/2023)	1	$212,931,355	$6,119	$212,937,474
December 31, 2021	U.S. Treasury Securities (Mature on 6/9/2022)	1	$209,081,449	$13,137	$209,094,586